UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2005, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2006.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   May 12, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _7_

Form 13F Information Table Value Total:  $329,497


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.
MAY DEPT STORES CO	     COM	577778103	57996	1566618	  SH	  DEFINED	      1566618	0	0
HIBERNIA CORP	             CLA	428656102	20328	635040	  SH	  DEFINED	      635040	0	0
GUIDANT CORP	             COM        401698105	84024	1137000	  SH	  DEFINED	      1137000	0	0
GILLETTE CO	             COM	375766102	46348	918150	  SH	  DEFINED	      918150	0	0
AT&T CORP	           COMNEW	1957505	        26692	1423600	  SH	  DEFINED	      1423600	0	0
NEXTEL COMMUNICATIONS INC    CLA	65332V103	50505	1777084	  SH	  DEFINED	      1777084	0	0
PUBLIC SVC ENTERPRISE GROUP  COM	744573106	43604	801690	  SH	  DEFINED	      801690	0	0



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